Share capital - Additional Information (Details)	3 Months Ended
	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2022 CAD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) shares	Dec. 31, 2021 shares	Sep. 30, 2021 USD ($)	Jan. 01, 2021 shares	Dec. 31, 2020 shares
Disclosure of classes of share capital [line items]
Number of shares issued | shares	118,611,496	118,611,496
Shares issued pursuant to exercise of warrants				$ 16,801,135
Number of shares issued for stock option exercised | shares	27,077	27,077
Shares issued for stock option exercised	$ 295,516			449,459
Net loss for the period	$ (17,831,537)		$ (180,664)	$ (180,664)
Weighted average number of common shares outstanding | shares	118,451,752	118,451,752	103,588,472
Investors [Member]
Disclosure of classes of share capital [line items]
Maximum aggregate offering price						$ 200,000,000
Stock options
Disclosure of classes of share capital [line items]
Maximum number of common shares reserved for issuance | shares	30,000,000	30,000,000
Stock options exercisable period	10 years	10 years
Stock Option Exercise Period Not Later Than Ninety Days	90 days	90 days
Weighted average share price, share options granted | $ / shares	$ 0.91		$ 3.53
Stock-based compensation expense	$ 905,522		$ 1,195,946
RSUs
Disclosure of classes of share capital [line items]
Stock-based compensation expense	203,745		$ 266,920
DSUs
Disclosure of classes of share capital [line items]
Stock-based compensation expense	$ 73,136
Share capital
Disclosure of classes of share capital [line items]
Number of shares issued | shares					117,338,964
Number of shares outstanding | shares	118,611,496	118,611,496	112,929,422	112,929,422	117,338,964		89,309,563	89,309,563
Shares issued pursuant to exercise of warrants				$ 16,802,299
Number of shares issued for stock option exercised | shares	1,245,455	1,245,455		1,058,724
Shares issued for stock option exercised	$ 346,206			$ 727,253
Shares issued pursuant to exercise of warrants (in shares) | shares	1,245,455	1,245,455		2,195,640
Share issued price | $ / shares		$ 0.30
Proceeds from issuing shares	$ 297,564	$ 373,637
Share Issued Price Per Share | $ / shares		$ 0.30
Share capital | RSUs
Disclosure of classes of share capital [line items]
Shares issued for stock option exercised	$ 38,682